USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                         SUPPLEMENT DATED APRIL 4, 2005

                                TO THE PROSPECTUS
       DATED APRIL 30, 2004 AS SUPPLEMENTED MAY 12, 2004 AND JULY 27, 2004

 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND
     SHOULD BE ATTACHEDTO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.

1) EFFECTIVE APRIL 4, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH SALOMON BROTHERS ASSET MANAGEMENT, INC. (SALOMON BROTHERS) PURSUANT TO WHICH SALOMON BROTHERS HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ AIM BLUE CHIP FUND, WHICH WILL NOW BE KNOWN AS THE USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND.

     The subadviser information for the USAZ AIM Blue Chip Fund on page 67 of the prospectus is replaced with the following:

         SALOMON BROTHERS FUND:              LARGE CAP GROWTH
         SUBADVISER:                         The principal address of Salomon
                                             Brothers Asset Management Inc.
                                             (SaBAM) is 399 Park Avenue, New
                                             York, NY 10022. It is an indirect
                                             wholly owned subsidiary of Salomon
                                             Smith Barney Holdings Inc., which
                                             in turn is a wholly owned
                                             subsidiary of Cititgroup Inc. SaBAM
                                             was established in 1987. It
                                             provides a broad range of fixed
                                             income and equity investment
                                             services to individuals and
                                             institutional clients. As of
                                             December 31, 2004, SaBAM had $79.9
                                             billion in assets under management.

     The portfolio manager description for the Fund on page 70 of the prospectus is replaced with the following:

         USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND: Alan J. Blake is the portfolio manager for the Fund. He is Managing Director and Co-Head U.S. Large Cap Growth, Institutional - Senior Portfolio Manager for the Subadviser. He joined Smith Barney Asset Management in 1991 and has 28 years experience in the Securities industry.

2) EFFECTIVE APRIL 4, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH LEGG MASON FUNDS MANAGEMENT, INC. (LEGG MASON) PURSUANT TO WHICH LEGG MASON HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ AIM DENT DEMOGRAPHIC TRENDS FUND, WHICH WILL NOW BE KNOWN AS THE USAZ LEGG MASON GROWTH FUND.

     The subadviser information for the USAZ AIM Dent Demographic Trends Fund on page 67 of the prospectus is replaced with the following:

         LEGG MASON FUND:           GROWTH
         SUBADVISER:                Legg Mason Funds Management, Inc. ("LMFM")
                                    is located at 100 Light Street, Baltimore,
                                    MD 21202. As of December 31, 2004, LMFM had aggregate assets under management of approximately $48.9 billion.

     The portfolio manager description for the Fund on page 70 of the prospectus is replaced with the following:

         USAZ LEGG MASON GROWTH FUND: Robert Hagstrom has the responsibility for the day-to-day management of the Fund. He has held this position since April 2005. Mr. Hagstrom has been employed by one or more subsidiaries of the Subadviser since 1998. He currently serves as Senior Vice President for Legg Mason Capital Management, Inc. and Legg Mason Funds Management, Inc., and as President and Chief Investment Officer for Legg Mason Focus Capital, Inc.

3) EFFECTIVE APRIL 4, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH FRANKLIN ADVISORY SERVICES, LLC (FRANKLIN) PURSUANT TO WHICH FRANKLIN HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ PIMCO NFJ SMALL CAP VALUE FUND, WHICH WILL NOW BE KNOWN AS THE USAZ FRANKLIN SMALL CAP VALUE FUND.

     The subadviser information for the USAZ PIMCO NFJ Small Cap Value Fund on page 68 of the prospectus is replaced with the following:

         FRANKLIN FUND:         SMALL CAP VALUE
         SUBADVISER:            Franklin Advisory Services, LLC ("Franklin"),
                                One Parker Plaza, Ninth Floor, Fort Lee, New
                                Jersey 07024, is the Fund's investment
                                Subadviser. Together, as of January 31, 2005,
                                Franklin and its affiliates had over $399 billion in assets under management.

     The portfolio manager description for the Fund on page 71 of the prospectus is replaced with the following:

         USAZ FRANKLIN SMALL CAP VALUE FUND. William J. Lippman is the Lead Portfolio Manager of the Fund. Mr. Lippman is President and Portfolio Manager of the Subadviser. He joined Franklin Templeton in 1988 and currently manages several retail and insurance funds. He is a member of the Franklin Institutional Small Cap Value Equity Management team. In addition, he is President and Trustee of Franklin Managed Trust and President of Franklin Value Investors Trust.

         Bruce Baughman is Backup Portfolio Manager of the Fund. He is Senior Vice President and Portfolio Manager of the Subadviser. He joined Franklin Templeton in 1988. Mr. Baughman is part of a team that manages several equity funds, including Franklin Balance Sheet Investment Fund and Franklin MicroCap Value Fund, where he is Lead Manager. He is also a member of the Franklin Institutional Small Cap Value Equity Team.

         Margaret McGee is Backup Portfolio Manager of the Fund. She is Vice President and Portfolio Manager of the Subadviser. Ms. McGee joined Franklin Templeton in 1988 and currently co-manages several mutual funds. She is a member of the Franklin Institutional Small Cap Value Equity Team.

         Don Taylor is Backup Portfolio Manager of the Fund. He is Senior Vice President and Portfolio Manager of the Subadviser. Mr. Taylor joined Franklin Templeton in 1996. He is part of a team that manages several equity funds, including Franklin Rising Dividends Fund and Franklin Rising Dividends Securities Fund, where he is Lead Manager. Mr. Taylor is also a member of the Franklin Institutional Small Cap Value Equity Team.


                                                                USAZPRO-001-0405




                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                         SUPPLEMENT DATED APRIL 4, 2005

                   TO THE STATEMENT OF ADDITIONAL INFORMATION
      DATED APRIL 30, 2004 AS SUPPLEMENTED JUNE 17, 2004 AND JULY 27, 2004


          THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE
        STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED
                  TO THE SAI AND RETAINED FOR FUTURE REFERENCE.

1) EFFECTIVE APRIL 4, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH SALOMON BROTHERS ASSET MANAGEMENT, INC. (SALOMON BROTHERS) PURSUANT TO WHICH SALOMON BROTHERS HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ AIM BLUE CHIP FUND, WHICH WILL NOW BE KNOWN AS THE USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND.

     The information for the USAZ AIM Blue Chip Fund in the Investment Strategies and Policies section on page 5 of the SAI is replaced with the following:

         SALOMON BROTHERS LARGE CAP GROWTH FUND: The Fund may invest up to 20% of its assets in equity securities of companies with market capitalizations not within the top 1,000 stocks of the equity market. The Fund may invest up to 15% of its assets in foreign securities, including securities of emerging market issuers. The Fund may also invest up to 15% of its assets in illiquid securities.

     The subadviser information for the USAZ AIM Blue Chip Fund on page 46 of the SAI is replaced with the following:

         SALOMON BROTHERS ASSET MANAGEMENT INC.

         The principal address of Salomon Brothers Asset Management Inc. (SaBAM) is 399 Park Avenue, New York, NY 10022. It is an indirect wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Cititgroup Inc. SaBAM was established in 1987. It provides a broad range of fixed income and equity investment services to individuals and institutional clients. As of December 31, 2004, SaBAM had $79.9 billion in assets under management.

2) EFFECTIVE APRIL 4, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH LEGG MASON FUNDS MANAGEMENT, INC. (LEGG MASON) PURSUANT TO WHICH LEGG MASON HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ AIM DENT DEMOGRAPHIC TRENDS FUND, WHICH WILL NOW BE KNOWN AS THE USAZ LEGG MASON GROWTH FUND.

     The information for the USAZ AIM Dent Demographic Trends Fund in the Investment Strategies and Policies section on page 5 of the SAI is replaced with the following:

         LEGG MASON GROWTH FUND: The Fund will not borrow for investment purposes an amount in excess of 5% of its total assets. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). However, this does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

         The Fund may not purchase securities on margin, except that (1) the Fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the Fund may make margin payments in connections with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

         The Fund's when-issued purchases, delayed-delivery transactions and forward commitments in total will not exceed 5% of the value of the Fund's net assets. This 5% limitation reflects the value of the underlying obligation together with its initial payment. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund will not enter into repurchase agreements of more than 7 days' duration if more than 15% of its net assets would be invested in such agreements and other illiquid securities. The Fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, GDRs or EDRs.

     The subadviser information for the USAZ AIM Dent Demographic Trends Fund on page 46 of the SAI is replaced with the following:

         LEGG MASON FUNDS MANAGEMENT, INC.

         Legg Mason Funds Management, Inc. ("LMFM") is located at 100 Light Street, Baltimore, MD 21202. As of December 31, 2004, LMFM had aggregate assets under management of approximately $48.9 billion.

3) EFFECTIVE APRIL 4, 2005, USALLIANZ ADVISERS, LLC HAS ENTERED INTO AN AGREEMENT WITH FRANKLIN ADVISORY SERVICES, LLC (FRANKLIN) PURSUANT TO WHICH FRANKLIN HAS BEEN RETAINED AS THE SUBADVISER OF THE USAZ PIMCO NFJ SMALL CAP VALUE FUND, WHICH WILL NOW BE KNOWN AS THE USAZ FRANKLIN SMALL CAP VALUE FUND.

     The information for the USAZ PIMCO NFJ Small Cap Value Fund in the Investment Strategies and Policies section on page 6 of the SAI is replaced with the following:

         FRANKLIN SMALL CAP VALUE FUND: The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies of the Fund. The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options, and currency transactions. The Fund may lend up to 25% of its total assets. The Fund may invest up to 25% of its total assets in securities below investment grade.

     The subadviser information for the USAZ PIMCO NFJ Small Cap Value Fund on page 45 of the SAI is replaced with the following:

         FRANKLIN ADVISORY SERVICES, LLC

         Franklin Advisory Services, LLC ("Franklin"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment Subadviser. Together, as of January 31, 2005, Franklin and its affiliates had over $399 billion in assets under management.



                                                               USAZSAI-001-0405